INCOME TAXES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 04, 2012	Nov. 29, 2011	Dec. 04, 2012	Nov. 29, 2011	Jun. 05, 2012	May 31, 2011	Jun. 01, 2010
INCOME TAXES [Abstract]
Unrecognized tax benefits	$ 9,200,000		$ 9,200,000		$ 6,424,000	$ 5,171,000	$ 3,415,000
Total amount of unrecognized tax benefits that impact the effective tax rate	4,000,000		4,000,000		4,200,000
Accrued interest and penalties	1,100,000		1,100,000		1,000,000
Increased accrued interest and penalties			100,000		600,000
Increased accrued interest and penalties which affected the effective tax rate			100,000		500,000
Tax benefit	13,700,000		16,000,000		(14,750,000)	5,744,000	12,414,000
Tax expense		$ 300,000		$ 800,000